Deferred Tax - United States of America (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss for the year	£ 145,963	£ 118,728	£ 49,231
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	1,006	660
Loss for the year	£ 4,789	£ 3,144